Morgan Stanley Mortgage Securities Trust

Portfolio of Investments ▪ January 31, 2021 (unaudited)

PRINCIPAL AMOUNT (000)		COUPON RATE		MATURITY DATE	VALUE
	Agency Fixed Rate Mortgages (28.1%)
	Federal Home Loan Mortgage Corporation
$985		2.00%		11/01/50	$1,006,746
	Conventional Pools:
2,833		2.50		04/01/50–06/01/50	2,915,849
649		3.00		04/01/50	671,487
232		3.50		08/01/49	242,026
147		4.00		07/01/49	152,841
	Gold Pools:
399		3.50		01/01/44–05/01/49	426,550
557		4.00		12/01/41–10/01/44	614,248
707		4.50		03/01/41–01/01/49	788,148
82		5.00		12/01/40–05/01/41	92,468
12		5.50		07/01/37	13,923
14		6.00		12/01/37	17,256
13		6.50		06/01/29–09/01/33	15,535
39		7.50		05/01/35	46,278
20		8.00		08/01/32	23,361
31		8.50		08/01/31	37,419
	Federal National Mortgage Association, Conventional Pools:
1,000		1.50		01/01/51	1,004,252
3,969		2.00		11/01/50–12/01/50	4,082,078
1,456		2.50		09/01/49–03/01/50	1,530,969
1,852		3.00		10/01/48–02/01/50	1,906,962
2,699		3.50		09/01/42–11/01/49	2,863,367
1,623		4.00		04/01/45–01/01/49	1,787,095
1,206		4.50		08/01/40–08/01/49	1,287,151
907		5.00		11/01/40–01/01/49	1,004,719
9		5.50		08/01/37	10,083
346		6.50		02/01/28–11/01/33	389,513
13		7.00		07/01/23–06/01/32	13,165
48		7.50		08/01/37	59,098
51		8.00		04/01/33	62,965
50		8.50		10/01/32	61,562
29		9.50		04/01/30	32,630
	February TBA:
20,000	(a)	2.00		02/12/51	20,654,688
1,000	(a)	2.50		02/12/51	1,053,789
	Government National Mortgage Association, Various Pools:
1,131		2.50		01/20/50–05/20/50	1,172,342
1,370		3.00		10/20/49–03/20/50	1,403,232
1,037		3.50		10/20/44–02/20/50	1,097,316
1,336		4.00		07/15/44–03/20/50	1,411,682
1,668		4.50		12/20/48–12/20/49	1,783,060
1,304		5.00		05/20/41–06/20/49	1,414,504
315		5.50		02/20/49–10/20/49	348,675
	Total Agency Fixed Rate Mortgages (Cost $52,725,269)				53,499,032

	Asset-Backed Securities (32.0%)
219	Aaset Trust (b)	3.844		05/15/39	219,141
405	ABFC Trust, 1 Month USD LIBOR + 0.78%	0.91	(c)	10/25/33	386,395
400	American Credit Acceptance Receivables Trust (b)	4.84		04/14/25	428,079
600	American Homes 4 Rent (b)	5.885		04/17/52	660,903
	American Homes 4 Rent Trust
520	(b)	5.639		04/17/52	572,785
600	(b)	6.231		10/17/36	667,756

Morgan Stanley Mortgage Securities Trust

Portfolio of Investments ▪ January 31, 2021 (unaudited) continued

	618	Ameriquest Mortgage Securities, Inc., 1 Month USD LIBOR + 0.83%	0.955	(c)	04/25/34	604,559
		Amortizing Residential Collateral Trust
	536	1 Month USD LIBOR + 0.50%	0.63	(c)	12/25/30	517,420
	187	1 Month USD LIBOR + 0.64%	0.788	(c)	10/25/31	180,815
	293	1 Month USD LIBOR + 0.76%	0.89	(c)	10/25/32	278,599
		Argent Securities, Inc. Asset-Backed Pass-Through Certificates
	271	1 Month USD LIBOR + 1.88%	2.005	(c)	04/25/34	273,332
	430	5.63% - 1 Month USD LIBOR	3.898	(d)	12/25/33	433,745
	300	Avant Loans Funding Trust (b)	4.65		04/15/26	299,356
		Bear Stearns Asset-Backed Securities Trust
	160	1 Month USD LIBOR + 1.30%	1.43	(c)	10/27/32	158,574
	92	1 Month USD LIBOR + 1.95%	2.08	(c)	12/25/42	92,319
	233		3.138	(c)	07/25/36	234,491
	454	Business Loan Express Business Loan Trust, 1 Month USD LIBOR + 0.40% (b)	0.531	(c)	10/20/40	412,230
	535	Carnow Auto Receivables Trust (b)	3.36		06/17/24	545,783
		Cascade Funding Mortgage Trust
	944	(b)	4.00	(c)	06/25/69	916,634
	1,265	(b)	4.489	(c)	12/25/29	1,259,940
	1,400	(b)	9.798	(c)	04/25/30	1,501,213
	177	Cendant Mortgage Corp. (b)	6.00	(c)	07/25/43	185,613
	1,000	CFMT 2020-HB4 LLC (b)	2.72	(c)	12/26/30	1,000,000
	147	CIM Small Business Loan Trust, 1 Month USD LIBOR + 1.40% (b)	1.531	(c)	03/20/43	145,718
	687	Citicorp Residential Mortgage Trust	5.127		03/25/37	710,824
	581	Conn's Receivables Funding 2019-A LLC (b)	4.36		10/16/23	583,053
		Conn's Receivables Funding LLC
	400	(b)	3.62		06/17/24	401,500
	500	(b)	4.27		06/16/25	503,229
	2,000	(b)	4.60		06/17/24	2,009,912
	310	(b)	5.29		10/16/23	307,277
	99	Countrywide Asset-Backed Certificates, 1 Month USD LIBOR + 0.93% (b)	1.06	(c)	06/25/33	98,746
		Credit-Based Asset Servicing & Securitization LLC
	179	1 Month USD LIBOR + 1.60% (b)	1.73	(c)	09/25/35	180,181
	39	1 Month USD LIBOR + 3.075%	3.205	(c)	08/25/30	39,264
	240	(b)	7.25		05/25/36	259,165
	400	DT Auto Owner Trust (b)	4.94		02/17/26	421,900
	785	ECAF I Ltd. (Cayman Islands) (b)	4.947		06/15/40	765,329
	141	EMC Mortgage Loan Trust, 1 Month USD LIBOR + 1.50% (b)	1.63	(c)	11/25/30	140,630
	110	EquiFirst Mortgage Loan Trust, 1 Month USD LIBOR + 3.00%	3.13	(c)	10/25/34	114,278
EUR	436	European Residential Loan Securitisation (Ireland) 2019-NPL1 DAC,	1.439		07/24/54	523,671
	$200	Exeter Automobile Receivables Trust (b)	5.38		07/15/25	213,710
CAD	650	Fairstone Financial Issuance Trust I (Canada) (b)	3.948		03/21/33	509,209
	$92	FCI Funding 2019-1 LLC (b)	3.63		02/18/31	92,912
		Finance of America HECM Buyout
	1,000	(b)	3.09	(c)	07/25/30	1,010,000
	1,260	(b)	4.048	(c)	02/25/30	1,245,510
	2,000	(b)	6.00	(c)	02/25/30	1,942,000
	216	Financial Asset Securities Corp. AAA Trust, 1 Month USD LIBOR + 0.41% (b)	0.538	(c)	02/27/35	204,848
	364	FREED ABS Trust (b)	4.61		10/20/25	368,661
	686	Fremont Home Loan Trust, 1 Month USD LIBOR + 1.275%	1.405	(c)	02/25/33	691,178
	312	GAIA Aviation Ltd. (Cayman Islands) (b)	3.967		12/15/44	306,224
	450	GLS Auto Receivables Issuer Trust (b)	4.94		12/15/25	472,524
EUR	409	Grand Canal Securities GCS 2 A REGS, 1 Month EURIBOR + 1.00% (Ireland)	0.439	(c)	12/24/58	490,999

Morgan Stanley Mortgage Securities Trust

Portfolio of Investments ▪ January 31, 2021 (unaudited) continued

	$219	JOL Air Ltd. (Cayman Islands) (b)	3.967		04/15/44	219,743
	420	Kestrel Aircraft Funding Ltd. (b)	4.25		12/15/38	413,304
		Legacy Mortgage Asset Trust
	814	(b)	3.75		04/25/59	822,513
	614	(b)	4.00		06/25/58	619,019
	351	Lehman ABS Manufactured Housing Contract Trust	6.63	(c)	04/15/40	375,756
	141	MASTR Asset Securitization Trust, 1 Month USD LIBOR + 1.50%	1.63	(c)	05/25/33	139,883
	250	MASTR Asset-Backed Securities Trust, 1 Month USD LIBOR + 2.48%	2.605	(c)	09/25/34	254,570
	248	MERIT Securities Corp.	7.776		12/28/33	258,602
	453	METAL LLC (b)	4.581		10/15/42	382,854
	218	Mid-State Capital Corp. Trust	7.758		01/15/40	249,877
	329	Morgan Stanley ABS Capital I, Inc. Trust, 1 Month USD LIBOR + 0.68% (e)	0.81	(c)	08/25/34	308,114
	32	Morgan Stanley Dean Witter Capital I, Inc. Trust, 1 Month USD LIBOR + 1.275% (f)	1.405	(c)	02/25/32	32,652
		Nationstar HECM Loan Trust
	590	(b)	2.82	(c)	09/25/30	595,574
	1,390	(b)	5.682	(c)	11/25/29	1,391,807
	2,000	(b)	5.804	(c)	06/25/29	2,004,303
		New Century Home Equity Loan Trust
	137	1 Month USD LIBOR + 0.80%	0.93	(c)	11/25/33	126,575
	145	1 Month USD LIBOR + 1.35%	1.48	(c)	03/25/33	144,735
	2,145	New Residential Mortgage LLC	5.437		06/25/25- 07/25/25	2,192,526
	257	(b)	4.89		05/25/23	256,971
GBP	250	NewDay Funding PLC, 1 Month GBP LIBOR + 2.10% (United Kingdom) (b)	2.129	(c)	08/15/26	340,195
	500	Newday Partnership Funding 2015-1 PLC, 1 Month GBP LIBOR + 3.40% (United Kingdom)	3.429	(c)	04/15/25	685,862
	200	Newday Partnership Funding PLC, 1 Month GBP LIBOR + 2.10% (United Kingdom)	2.129	(c)	12/15/27	269,264
	$329	Newtek Small Business Loan Trust, PRIME - 0.55% (b)	2.70	(c)	02/25/44	321,751
	300	NovaStar Mortgage Funding Trust, 1 Month USD LIBOR + 1.575%	1.705	(c)	12/25/34	299,453
	1,000	NRZ Advance Receivables Trust (b)	5.801		10/15/52	1,007,131
		NRZ Excess Spread-Collateralized Notes
	143	(b)	3.61		05/25/23	143,410
	669	(b)	3.844		12/25/25	671,780
	1,034	NRZ FHT Excess LLC, Class A (b)	4.212		11/25/25	1,040,683
		Oakwood Mortgage Investors, Inc.
	849		7.405	(c)	06/15/31	202,259
	92		7.72		04/15/30	97,365
	200		7.84	(c)	11/15/29	211,160
		PNMAC GMSR Issuer Trust
	1,000	1 Month USD LIBOR + 2.35% (b)	2.498	(c)	04/25/23	977,457
	700	1 Month USD LIBOR + 2.65% (b)	2.78	(c)	08/25/25	687,499
	725	1 Month USD LIBOR + 2.85% (b)	2.98	(c)	02/25/23	718,975
	400	Progress Residential Trust (b)	4.38		03/17/35	400,464
	422	Prosper Marketplace Issuance Trust (b)	5.50		10/15/24	422,453
	514	PRPM 2019-3 LLC (b)	3.351		07/25/24	517,197
	82	PRPM 2020-1 LLC (b)	2.981		02/25/25	82,619
	828	PRPM LLC (b)	3.351		11/25/24	833,268
	1,522	Raptor Aircraft Finance I LLC (b)	4.213		08/23/44	1,483,511
	809	RCO V Mortgage LLC (b)	3.475		11/25/24	812,181
	463	ReadyCap Lending Small Business Loan Trust, Daily U.S. Prime Rate - 0.50% (b)	2.75	(c)	12/27/44	442,210
	250	Renaissance Home Equity Loan Trust	5.451		05/25/35	268,698

Morgan Stanley Mortgage Securities Trust

Portfolio of Investments ▪ January 31, 2021 (unaudited) continued

235	S-Jets Ltd. (Bermuda) (b)	3.967		08/15/42	235,962
1,119	SFS Asset Securitization LLC (b)	4.238		06/10/25	1,122,684
	Shenton Aircraft Investment I Ltd.
1,005	(b)	4.75		10/15/42	1,006,511
307	(b)	5.75		10/15/42	233,605
300	Skopos Auto Receivables Trust (b)	3.63		09/16/24	307,864
1,000	Small Business Lending Trust 2020-A (b)	3.20		12/15/26	981,725
	Sprite 2017-1 Ltd.
386	(b)	4.25		12/15/37	389,916
527	(b)	6.90		12/15/37	276,712
975	Stanwich Mortgage Loan Co. 2019-NPL-B-1 LLC (b)	3.375		08/15/24	974,385
1,555	Stanwich Mortgage Loan Trust (b)	3.475		11/16/24	1,565,185
313	START Ireland (Bermuda) (b)	4.089		03/15/44	316,327
	Vericrest Opportunity Loan Trust
270	(b)	3.179		10/25/49	271,021
523	(b)	3.278		11/25/49	524,834
548	VOLT LXXX LLC (b)	3.228		10/25/49	550,411
1,302	VOLT LXXXVIII LLC (b)	2.981		03/25/50	1,307,772
200	VOLT XCI LLC (b)	3.105		11/25/50	200,916
304	WAVE Trust (b)	3.844		11/15/42	305,243
	Total Asset-Backed Securities (Cost $60,926,617)				60,879,430

	Collateralized Mortgage Obligations - Agency Collateral Series (3.6%)
	Federal Home Loan Mortgage Corporation, IO REMIC
21,423		2.00		10/25/50	1,719,972
180		2.378	(c)	10/15/41	9,097
667		2.407	(c)	10/15/40	38,299
708		2.575	(c)	04/15/39–10/15/39	37,154
501		2.59	(c)	08/15/42	24,538
940		2.753	(c)	09/15/41	56,724
47		4.00		04/15/39	403
59		5.00		08/15/41	7,478
795	6.00% - 1 Month USD LIBOR	5.874	(d)	11/15/43–06/15/44	135,636
18	6.05% - 1 Month USD LIBOR	5.924	(d)	04/15/39	147
	IO STRIPS
1,622		1.401	(c)	10/15/37	69,373
80		7.00		06/15/30	14,400
89		7.50		12/15/29	15,183
	REMIC
151	12.00% - 2.67 x 1 Month USD LIBOR	11.616	(d)	12/15/43	187,319
	Federal National Mortgage Association,
	IO REMIC
403		1.723	(c)	03/25/44	22,006
9,939		2.00		12/25/50	853,575
1,721		2.111	(c)	03/25/46	104,366
511		2.28	(c)	10/25/39	25,523
889		3.50		02/25/39–03/25/43	30,987
263	5.65% - 1 Month USD LIBOR	5.52	(d)	11/25/41	21,724
774	6.05% - 1 Month USD LIBOR	5.92	(d)	06/25/42	147,626
231	6.55% - 1 Month USD LIBOR	6.402	(d)	08/25/41	26,537
	IO STRIPS
23		7.00		11/25/27	3,304
66		8.00		05/25/30–06/25/30	9,842
28		8.50		10/25/24	3,099
	REMIC
27	1 Month USD LIBOR + 1.20%	1.33	(c)	12/25/23	26,908
31		3.909	(c)	04/25/39	31,502
	Government National Mortgage Association
183		4.00		11/20/49	196,717
	IO
1,880		0.775	(c)	08/20/58	41,009

Morgan Stanley Mortgage Securities Trust

Portfolio of Investments ▪ January 31, 2021 (unaudited) continued

1,112		3.50		06/20/41–10/16/42	170,660
117		4.50		05/20/40	8,002
46		5.00		02/16/41	8,422
426	6.00% - 1 Month USD LIBOR	5.869	(d)	08/20/42	83,816
521	6.10% - 1 Month USD LIBOR ..	5.969	(d)	04/20/41–08/20/42	102,310
481	6.14% - 1 Month USD LIBOR	6.009	(d)	12/20/43	118,937
387	6.30% - 1 Month USD LIBOR	6.169	(d)	09/20/43	54,018
269	6.55% - 1 Month USD LIBOR	6.421	(d)	08/16/34	35,625
	IO PAC
49		5.00		10/20/40	3,660
230	6.15% - 1 Month USD LIBOR	6.019	(d)	10/20/41	8,489
	IO REMIC
4,666		1.471	(c)	08/20/69	328,388
5,218		1.67	(c)	07/20/67	279,315
9,944		2.00		11/20/50	810,518
648		3.50		05/20/43	71,500
	REMIC
80	1 Month USD LIBOR + 0.45%	0.602	(c)	02/20/61	80,435
72	1 Month USD LIBOR + 0.70%	0.852	(c)	08/20/63	72,664
21	1 Month USD LIBOR + 0.77%	0.922	(c)	02/20/66	21,299
710		3.00		03/20/69	751,506
	Total Collateralized Mortgage Obligations - Agency Collateral Series (Cost $5,354,991)				6,870,012

	Commercial Mortgage-Backed Securities (4.0%)
133	Banc of America Commercial Mortgage Trust	3.167		09/15/48	80,317
190	CG-CCRE Commercial Mortgage Trust, 1 Month USD LIBOR + 1.854% (b)	1.981	(c)	11/15/31	180,573
	Citigroup Commercial Mortgage Trust
220		4.574	(c)	09/10/58	221,460
	IO
2,118		0.884	(c)	09/10/58	73,304
	COMM Mortgage Trust
400	(b)	3.461	(c)	08/10/29	398,054
100	(b)	4.746	(c)	07/15/47	98,351
	IO
1,097		0.723	(c)	10/10/47	23,325
200	Commercial Mortgage Lease-Backed Certificates (b)	8.104	(c)	06/20/31	204,199
2,296	Commercial Mortgage Pass-Through Certificates, IO	0.579	(c)	02/10/47	34,801
1,326	COOF Securitization Trust, IO (b)	2.203	(c)	10/25/40	83,987
2,338	COOF Securitization Trust II, IO (b)	2.063	(c)	08/25/41	161,954
1,500	CSMC 2020-TMIC, Class A, 1 Month USD LIBOR + 3.00% (b)	3.25	(c)	12/15/35	1,518,797
6,679	GS Mortgage Securities Corp. II, IO (b)	0.457	(c)	10/10/32	45,939
	GS Mortgage Securities Trust
450		3.345		07/10/48	413,978
370	(b)	4.743	(c)	08/10/46	309,674
	IO
1,757		0.732	(c)	09/10/47	38,271
1,289		1.014	(c)	04/10/47	32,641
1,680	JP Morgan Chase Commercial Mortgage Securities Trust, IO	0.679	(c)	12/15/49	43,465
	JPMBB Commercial Mortgage Securities Trust
267	(b)	4.677	(c)	04/15/47	251,058
	IO
3,048		0.743	(c)	01/15/47	55,938
	KGS-Alpha SBA COOF Trust,
	IO
911	(b)	2.756	(c)	04/25/40	55,959
721	(b)	3.179	(c)	07/25/41	88,607
	Natixis Commercial Mortgage Securities Trust

Morgan Stanley Mortgage Securities Trust

Portfolio of Investments ▪ January 31, 2021 (unaudited) continued

	720	(b)	3.902		10/15/36	708,813
	600	(b)	4.135	(c)	05/15/39	579,335
	600	(b)	4.409	(c)	02/15/39	574,897
CAD	9,820	Real Estate Asset Liquidity Trust, IO (Canada) (b)	1.219	(c)	02/12/55	479,136
	$3,941	UBS Commercial Mortgage Trust, IO	0.884	(c)	03/15/51	211,593
	362	VCC 2020-MC1 Trust (b)	4.50	(c)	06/25/45	363,573
	306	Wells Fargo Commercial Mortgage Trust (b)	3.153		09/15/57	290,524
		Total Commercial Mortgage-Backed Securities (Cost $7,371,504)				7,622,523

		Corporate Bond (0.1%)
		Finance
	350	DP Facilities Data Center Subordinated Pass-Through Trust (b) (Cost $242,393)	0.00	(c)	11/10/28	176,120

		Mortgages - Other (32.9%)
	136	Adjustable Rate Mortgage Trust	2.583	(c)	04/25/35	136,076
GBP	279	Alba 2005-1 PLC, 3 Month GBP LIBOR + 0.60% (United Kingdom)	0.644	(c)	11/25/42	356,126
		Alternative Loan Trust
	$68		5.50		02/25/25–01/25/36	59,173
	207		5.75		03/25/34	209,856
	362		6.25	(c)	08/25/37	279,764
	89	40.02% - 6 x 1 Month USD LIBOR	39.24	(d)	05/25/37	187,812
		Banc of America Funding Trust
	28		5.25		07/25/37	27,786
	395		5.50		09/25/35	434,134
	699	Bear Stearns ARM Trust 2004-1	1.952	(c)	04/25/34	716,334
	630	Bear Stearns Asset-Backed Securities I Trust, 25.636% - 3.29 x 1 Month USD LIBOR	23.493	(d)	03/25/36	441,316
		Cascade Funding Mortgage Trust
	2,523	(b)	4.00	(c)	10/25/68	2,592,851
	450	(b)	4.58		06/25/48	451,881
	200	(b)	5.804		06/25/48	199,394
	501	CFMT 2020-ABC1 LLC (b)	2.00	(c)	09/25/50	491,183
	1,000	CFMT 2020-HB4 LLC (b)	4.948	(c)	12/26/30	1,000,000
	1,000	CHL GMSR Issuer Trust, 1 Month USD LIBOR + 2.75% (b)	2.88	(c)	05/25/23	988,537
		CHL Mortgage Pass-Through Trust
	121		2.832	(c)	05/20/34	123,462
	201		2.835	(c)	10/25/33	205,503
	298		5.50		10/25/34	308,108
	78		6.00		12/25/36	64,414
CAD	113	Classic RMBS Trust (Canada) (b)	3.064		08/16/49	88,317
GBP	145	Clavis Securities PLC, 3 Month GBP LIBOR + 0.45% (United Kingdom)	0.493	(c)	12/15/40	182,327
	$377	Credit Suisse First Boston Mortgage Securities Corp., 1 Month USD LIBOR + 3.30%	3.43	(c)	02/25/32	372,992
		CSFB Mortgage-Backed Pass-Through Certificates
	344		3.28	(c)	05/25/34	358,478
	468		6.50		11/25/35	149,188
	500	CSMC 2020 UNFI	0.00		12/15/23	501,809
EUR	662	Dssv Sarl (Spain)	3.00		10/15/24	779,317
	504	E-Mac de, 3 Month EURIBOR + 0.21% (Germany)	3.227	(c)	05/25/57	598,421
	500	E-MAC DE 2005-I BV, 3 Month EURIBOR + 0.50% (Germany)	7.607	(c)	05/25/52	549,319
	168	E-MAC NL 2005-I BV, 3 Month EURIBOR + 0.23% (Netherlands)	3.957	(c)	04/25/38	180,292
	228	E-MAC NL BV, 3 Month EURIBOR + 0.18% (Netherlands)	1.717	(c)	07/25/36	268,500

Morgan Stanley Mortgage Securities Trust

Portfolio of Investments ▪ January 31, 2021 (unaudited) continued

	288	E-MAC Program BV, 3 Month EURIBOR + 2.00% (Netherlands)	2.757	(c)	01/25/48	309,712
	166	E-MAC Program II BV, 3 Month EURIBOR + 2.00% (Netherlands)	3.707	(c)	04/25/48	185,173
	328	EMF-NL Prime, 3 Month EURIBOR + 0.80% (Netherlands)	0.248	(c)	04/17/41	381,269
	200	EMF-NL Prime 2008-ABV, 3 Month EURIBOR + 0.85% (Netherlands)	0.298	(c)	04/17/41	180,143
	247	Eurohome Mortgages PLC, 3 Month EURIBOR + 0.21% (Germany)	0.00	(c)	08/02/50	269,632
	$500	Eurosail 2006-2bl PLC, 3 Month USD LIBOR + 0.24% (United Kingdom) (b)	0.457	(c)	12/15/44	483,273
		Eurosail BV
EUR	850	3 Month EURIBOR + 1.80% (Netherlands)	1.248	(c)	10/17/40	1,035,493
	300	3 Month EURIBOR + 2.20% (Netherlands)	1.648	(c)	10/17/40	352,440
	500	Eurosail-NL 2007-1bv, 3 Month EURIBOR + 1.10% (Netherlands)	0.548	(c)	04/17/40	493,599
		Federal Home Loan Mortgage Corporation
	$2,706		3.00		09/25/45–05/25/47	2,735,818
	383		3.50		05/25/45–05/25/47	390,515
		FMC GMSR Issuer Trust
	750	(b)	4.23	(c)	09/25/24	752,655
	1,000	(b)	4.45	(c)	01/25/26	1,006,428
	1,200	(b)	5.07	(c)	05/25/24	1,226,338
	291	Galton Funding Mortgage Trust (b)	4.00	(c)	11/25/57- 02/25/59	301,376
EUR	478	GC Pastor Hipotecario 5 FTA, 3 Month EURIBOR + 0.17% (Spain)	0.00	(c)	06/21/46	524,335
		Great Hall Mortgages No 1 PLC
	500	3 Month EURIBOR + 0.22% (United Kingdom)	0.00	(c)	03/18/39	578,575
GBP	500	3 Month GBP LIBOR + 0.30% (United Kingdom)	0.337	(c)	06/18/39	642,213
	$206	GSAA Trust	6.00		04/01/34	222,485
		GSR Mortgage Loan Trust
	42	1 Month USD LIBOR + 0.25%	0.38	(c)	03/25/35	18,301
	217		2.635	(c)	12/25/34	217,153
	417		2.866	(c)	12/25/34	435,535
	63		5.00		02/25/34	65,512
	5		5.50		11/25/35	5,596
	139		6.00		09/25/35	145,352
	122	HarborView Mortgage Loan Trust	2.57	(c)	05/19/33	124,234
	300	Headlands Residential LLC (b)	3.967		06/25/24	302,188
	106	Impac CMB Trust, 1 Month USD LIBOR + 0.795%	0.925	(c)	10/25/34	105,010
	153	IndyMac INDX Mortgage Loan Trust	2.495	(c)	11/25/34	155,523
	134	JP Morgan Mortgage Trust (b)	3.118	(c)	07/27/37	137,988
EUR	256	Landmark Mortgage Securities No. 1 PLC, 3 Month EURIBOR + 0.60% (United Kingdom)	0.056	(c)	06/17/38	293,676
	289	Lansdowne Mortgage Securities No. 1 PLC, 3 Month EURIBOR + 0.30% (Ireland)	0.00	(c)	06/15/45	326,180
	488	Lansdowne Mortgage Securities No. 2 PLC, 3 Month EURIBOR + 0.34% (Ireland)	0.00	(c)	09/16/48	516,598
		LHOME Mortgage Trust
	$400	(b)	3.228		10/25/24	403,706
	500	(b)	3.868		07/25/24	506,585
EUR	310	Ludgate Funding PLC, 3 Month EURIBOR + 0.42% (United Kingdom)	0.00	(c)	12/01/60	335,861
GBP	157	Mansard Mortgages PLC, 3 Month GBP LIBOR + 0.60% (United Kingdom)	0.628	(c)	10/15/48	204,121
	$532	MASTR Adjustable Rate Mortgages Trust	3.314	(c)	06/25/34	535,198
		MASTR Alternative Loan Trust
	151		5.00		05/25/18	149,777

Morgan Stanley Mortgage Securities Trust

Portfolio of Investments ▪ January 31, 2021 (unaudited) continued

	147		6.00		05/25/33	154,578
	173	MASTR Asset Securitization Trust	5.50		10/25/25	174,035
	138	MASTR Reperforming Loan Trust (b)	7.50		05/25/35	132,167
	431	MERIT Securities Corp., 1 Month USD LIBOR + 2.25% (b)	2.373	(c)	09/28/32	346,183
	21	Merrill Lynch Mortgage Investors Trust 6 Month USD LIBOR + 0.50%	0.772	(c)	04/25/29	20,951
	81		2.361	(c)	08/25/33	81,042
	181		2.532	(c)	02/25/34	185,012
	58		3.245	(c)	01/25/37	61,648
	111	Morgan Stanley Dean Witter Capital I, Inc. Trust (f)	1.695	(c)	03/25/33	112,764
	48	Morgan Stanley Mortgage Loan Trust (g)	2.445	(c)	02/25/34	48,364
	250	Mortgage Equity Conversion Asset Trust, 1 Year CMT + 0.47% (b)	0.57	(c)	02/25/42	247,652
	164	National City Mortgage Capital Trust	6.00		03/25/38	167,744
	564	New Residential Mortgage Loan Trust (b)	4.335		07/25/60	574,389
GBP	324	Newgate Funding PLC, 3 Month GBP LIBOR + 3.00% (United Kingdom)	3.043	(c)	12/15/50	426,863
	$300	NRPL Trust (b)	4.25		07/25/67	303,493
	774	NYMT Loan Trust (b)	2.944	(c)	10/25/60	780,212
	765	PMC PLS ESR Issuer LLC (b)	5.069		11/25/24	768,442
	963	Preston Ridge Partners LLC (b)	3.104		11/25/25	974,919
	357	RALI Trust	6.00		05/25/36- 06/25/36	343,665
	119	RBSSP Resecuritization Trust (b)	29.406	(c)	09/26/37	231,428
	250	Reperforming Loan REMIC Trust (b)	8.50		06/25/35	271,489
	13,147	Residential Asset Securitization Trust, IO	0.50		04/25/37	324,156
EUR	486	ResLoC UK PLC, 3 Month EURIBOR + 0.45% (United Kingdom)	0.00	(c)	12/15/43	543,046
		RMF Buyout Issuance Trust
	$478	(b)	2.158	(c)	02/25/30	479,208
	1,000	(b)	3.63	(c)	10/25/50	996,563
	1,600	(b)	4.191	(c)	02/25/30	1,567,040
	800	(b)	4.571	(c)	06/25/30	805,087
		Rochester Financing No. 2 PLC
GBP	500	3 Month GBP LIBOR + 2.25% (United Kingdom)	2.287	(c)	06/18/45	685,902
	300	3 Month GBP LIBOR + 2.75% (United Kingdom)	2.787	(c)	06/18/45	411,168
		Seasoned Credit Risk Transfer Trust
	$8,366		3.00		09/25/55–05/25/60	8,908,352
	1,057		3.25		07/25/56–06/25/57	1,150,107
	600	(b)	3.75	(c)	09/25/55	607,525
	2,427	(b)	4.00	(c)	08/25/56–02/25/59	2,621,256
	700	(b)	4.25	(c)	05/25/60	702,130
	494		4.50		06/25/57	543,284
	600	(b)	4.75	(c)	07/25/58	624,018
	419	Seasoned Loans Structured Transaction	3.00	(c)	04/25/58	420,807
		Sequoia Mortgage Trust
	562	1 Month USD LIBOR + 0.64%	0.77	(c)	04/19/27	554,917
	112	1 Month USD LIBOR + 0.78%	0.911	(c)	01/20/36	109,626
	337	Structured Adjustable Rate Mortgage Loan Trust	2.673	(c)	02/25/35	333,958
		Structured Asset Mortgage Investments II Trust
	133	1 Month USD LIBOR + 0.46%	0.59	(c)	05/25/45	132,296
	75		1.023	(c)	04/19/35	73,553
		Structured Asset Securities Corp. Mortgage Pass-Through Certificates
	335		2.953	(c)	11/25/30	333,443
	188		4.75		10/25/34	198,750
	738	Structured Asset Securities Corp. Reverse Mortgage Loan Trust, 1 Month USD LIBOR + 1.85% (b)	1.98	(c)	05/25/47	652,972

Morgan Stanley Mortgage Securities Trust

Portfolio of Investments ▪ January 31, 2021 (unaudited) continued

EUR	700	TDA 27 FTA, 3 Month EURIBOR + 0.19% (Spain)	0.00	(c)	12/28/50	696,101
GBP	250	Trinity Square PLC, 3 Month GBP LIBOR + 3.40% (United Kingdom)	3.428	(c)	07/15/51	342,341
	$250	TVC Mortgage Trust (b)	3.474		09/25/24	252,920
AUD	1,000	Vermilion Trust No.1 Bond Series 2019-1, BBSW1M + 2.40% (Australia)	2.41	(c)	07/10/50	767,624
	$113	Washington Mutual Mortgage Pass-Through Certificates Trust	2.785	(c)	09/25/33	113,896
		Total Mortgages - Other (Cost $60,213,919)				62,717,322

		Short-Term Investments (12.3%)
		U.S. Treasury Security (0.4%)
	733	U.S. Treasury Bill (h)(i) (Cost $732,785)	0.088		06/03/21	732,845

Morgan Stanley Mortgage Securities Trust

Portfolio of Investments ▪ January 31, 2021 (unaudited) continued

NUMBER OF SHARES (000)
	Investment Company (11.9%)
22,609	Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class (j) (Cost $22,609,210)		22,609,210
	Total Short-Term Investments (Cost $23,341,995)		23,342,055

	Total Investments (Cost $210,176,688) (k)(l)(m)	113.0%	215,106,494
	Liabilities in Excess of Other Assets	(13.0)	(24,675,948)
	Net Assets	100.0%	$190,430,546

CMT	Constant Maturity Treasury Note Rate.
EURIBOR	Euro Interbank Offered Rate.
IO	Interest Only.
LIBOR	London Interbank Offered Rate.
PAC	Planned Amortization Class.
REMIC	Real Estate Mortgage Investment Conduit.
STRIPS	Separate Trading of Registered Interest and Principal of Securities.
TBA	To Be Announced.
(a)	Security is subject to delayed delivery.
(b)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(c)	Floating or variable rate securities: The rates disclosed are as of January 31, 2021. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Portfolio of Investments.
(d)	Inverse Floating Rate Security - Interest rate fluctuates with an inverse relationship to an associated interest rate. Indicated rate is the effective rate at January 31, 2021.
(e)	For the three months ended January 31, 2021, there were no purchases or sales of Morgan Stanley ABS Capital I, Inc. Trust, Asset-Backed Security, and its affiliated broker-dealers, which may be deemed affiliates of the Adviser/Administrator and Distributor under the Investment Company Act of 1940.
(f)	For the three months ended January 31, 2021, the proceeds from paydowns of Morgan Stanley Dean Witter Capital I, Inc. Trust, Asset-Backed Security and Mortgage - Other, and its affiliated broker-dealers, which may be deemed affiliates of the Adviser/Administrator and Distributor under the Investment Company Act of 1940, was $17,298, including net realized gains of $376.
(g)	For the three months ended January 31, 2021, the proceeds from paydowns of Morgan Stanley Mortgage Loan Trust, Mortgage - Other, and its affiliated broker-dealers, which may be deemed affiliates of the Adviser/Administrator and Distributor under the Investment Company Act of 1940, was $1,140, including net realized losses of $24.
(h)	Rate shown is the yield to maturity at January 31, 2021.
(i)	All or a portion of the security was pledged to cover margin requirements for futures contracts.

Morgan Stanley Mortgage Securities Trust

Portfolio of Investments ▪ January 31, 2021 (unaudited) continued

(j)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio - (the "Liquidity Funds"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the three months ended January 31, 2021, advisory fees paid were reduced by $6,032 relating to the Fund's investment in the Liquidity Funds.
(k)	Securities are available for collateral in connection with securities purchased on a forward commitment basis, open foreign currency forward exchange contracts and futures contracts.
(l)	The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Trustees in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the three months ended January 31, 2021, the Fund did not engage in any cross-trade transactions.
(m)	At January 31, 2021, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $6,377,193 and the aggregate gross unrealized depreciation is $2,407,193, resulting in net unrealized appreciation of $3,970,000.

Foreign Currency Forward Exchange Contracts:
The Fund had the following foreign currency forward exchange contracts open at January 31, 2021:

COUNTERPARTY	CONTRACTS TO DELIVER		IN EXCHANGE FOR		DELIVERY DATE	UNREALIZED APPRECIATION (DEPRECIATION)
Australia and New Zealand Banking Group	EUR	96,804		$115,571	02/26/21	$(1,967)
Bank of America NA	EUR	9,000,529		$10,689,541	02/26/21	(238,746)
Barclays Bank PLC		$12,152	GBP	8,854	02/26/21	(19)
BNP Paribas SA		$17,427	CAD	22,220	02/26/21	(49)
BNP Paribas SA		$51,316	EUR	41,794	02/26/21	(570)
Citibank NA	EUR	9,078		$11,062	02/26/21	40
JPMorgan Chase Bank NA	EUR	145,515		$176,076	02/26/21	(606)
JPMorgan Chase Bank NA	GBP	3,956,098		$5,277,205	02/26/21	(143,882)
JPMorgan Chase Bank NA		$858,052	EUR	706,405	02/26/21	(347)
JPMorgan Chase Bank NA		$34,381	GBP	25,455	02/26/21	500
Royal Bank of Canada	EUR	100,702		$123,689	02/26/21	1,418
UBS AG	CAD	2,138		$1,671	02/03/21	(1)
UBS AG	CAD	1,354,759		$1,034,274	02/26/21	(25,248)
UBS AG		$18,411	CAD	23,254	02/26/21	(225)
UBS AG		$1,671	CAD	2,138	02/26/21	1
UBS AG		$950,681	GBP	709,738	02/26/21	21,882
Westpac Banking Corp.	AUD	1,010,689		$785,720	02/26/21	13,196
						$(374,623)

Futures Contracts: The Fund had the following futures contracts open at January 31, 2021:

	NUMBER OF CONTRACTS	EXPIRATION DATE	NOTIONAL AMOUNT (000)	VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Long:
U.S. Treasury 10 yr. Note	44	Mar-21	$4,400	$6,029,375	$(44,000)
U.S. Treasury 30 yr. Bond	55	Mar-21	5,500	9,279,531	(316,660)
U.S. Treasury Ultra Long Bond	40	Mar-21	4,000	6,153,125	(120,368)
U.S. Treasury Ultra Long Bond	8	Mar-21	800	1,637,750	(95,895)

Short:
U.S. Treasury 2 yr. Note	54	Mar-21	(10,800)	(11,932,734)	(11,247)
U.S. Treasury 5 yr. Note	209	Mar-21	(20,900)	(26,307,875)	2,987
					$(585,183)

Currency Abbreviations:
AUD	—	Australian Dollar
CAD	—	Canadian Dollar
EUR	—	Euro
GBP	—	British Pound
USD	—	United States Dollar

PORTFOLIO COMPOSITION as of 01/31/21	Percentage of Total Investments
Mortgages - Other	29.2%
Asset-Backed Securities	28.3
Agency Fixed Rate Mortgages	24.9
Short-Term Investments	10.8
Commercial Mortgage-Backed Securities	3.5
Collateralized Mortgage Obligations - Agency Collateral Series	3.2
Corporate Bonds	0.1
	100.0	%*

*	Does not include open long/short futures contracts with a value of $61,340,390 and net unrealized depreciation of $585,183. Does not include open foreign currency forward exchange contracts with net unrealized depreciation of $374,623.

Morgan Stanley Mortgage Securities Trust

Notes to Portfolio of Investments ▪ January 31, 2021 (unaudited)

In March 2020, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standard Update, ASU 2020-04, Reference Rate Reform (Topic 848) — Facilitation of the Effects of Reference Rate Reform on Financial Reporting (“ASU 2020-04”), which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the London Interbank Offered Rate (“LIBOR”) and other IBOR-based reference rates at the end of 2021. The temporary relief provided by ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period from March 12, 2020 through December 31, 2022. Management is evaluating the impact of ASU 2020-04 on the Fund’s investments, derivatives, debt and other contracts that will undergo reference rate-related modifications as a result of the reference rate reform.

Valuation of Investments - (1) Certain portfolio securities may be valued by an outside pricing service/vendor approved by the Fund's Board of Trustees (the "Trustees"). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. Alternatively, if a valuation is not available from an outside pricing service/vendor, and the security trades on an exchange, the security may be valued at its latest reported sale price (or at the exchange official closing price if such exchange reports an official closing price), prior to the time when assets are valued. If there are no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available in the relevant exchanges. If only bid prices are available then the latest bid price may be used. If Morgan Stanley Investment Management Inc. (the “Adviser”), a wholly-owned subsidiary of Morgan Stanley, determines that the price provided by the outside pricing service/vendor or exchange does not reflect the security’s fair value or is unable to provide a price, prices from brokers or dealers may also be utilized. In these circumstances, the value of the security will be the mean of bid and asked prices obtained from brokers or dealers; (2) when market quotations are not readily available, including circumstances under which the Adviser determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Trustees or by the Adviser using a pricing service and/or procedures approved by the Trustees; (3) futures are valued at the settlement price on the exchange on which they trade or, if a settlement price is unavailable, at the last sale price on the exchange; (4) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; and (5) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day.

The Trustees have responsibility for determining in good faith the fair value of the investments, and the Trustees may appoint others, such as the Fund’s Adviser or a valuation committee, to assist the Trustees in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Trustees. Under procedures approved by the Trustees, the Fund's Adviser has formed a Valuation Committee whose members are approved by the Trustees. The Valuation Committee provides administration and oversight of the Fund’s valuation policies and procedures, which are reviewed at least annually by the Trustees. These procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Fair Valuation Measurements

FASB Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

• Level 1 – unadjusted quoted prices in active markets for identical investments

• Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund's investments as of January 31, 2021:

INVESTMENT TYPE	LEVEL 1 UNADJUSTED QUOTED PRICES	LEVEL 2 OTHER SIGNIFICANT OBSERVABLE INPUTS	LEVEL 3 SIGNIFICANT UNOBSERVABLE INPUTS	TOTAL
Assets:
Fixed Income Securities
Agency Fixed Rate Mortgages	$—	$53,499,032	$—	$53,499,032
Asset-Backed Securities	—	60,879,430	—	60,879,430
Collateralized Mortgage Obligations - Agency Collateral Series	—	6,870,012	—	6,870,012
Commercial Mortgage-Backed Securities	—	7,622,523	—	7,622,523
Corporate Bond	—	176,120	—	176,120
Mortgages - Other	—	62,717,322	—	62,717,322
Total Fixed Income Securities	—	191,764,439	—	191,764,439
Short-Term Investments
U.S. Treasury Security	—	732,845	—	732,845
Investment Company	22,609,210	—	—	22,609,210
Total Short-Term Investments	22,609,210	732,845	—	23,342,055
Foreign Currency Forward Exchange Contracts	—	37,037	—	37,037
Futures Contract	2,987	—	—	2,987
Total Assets	22,612,197	192,534,321	—	215,146,518
Liabilities:
Foreign Currency Forward Exchange Contracts	—	(411,660)	—	(411,660)
Futures Contracts	(588,170)	—	—	(588,170)
Total Liabilities	(588,170)	(411,660)	—	(999,830)
Total	$22,024,027	$192,122,661	$—	$214,146,688

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes.